Investment Objectives and Goals - Prospectus Summary	Oct. 31, 2025
Lord Abbett Alpha Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Strategy Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
Lord Abbett Focused Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Focused Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Lord Abbett Focused Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Focused Large Cap Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Lord Abbett Focused Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Focused Small Cap Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
Lord Abbett Fundamental Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fundamental Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Lord Abbett Growth Leaders Fund
Prospectus [Line Items]
Risk/Return [Heading]	Growth Leaders Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Lord Abbett Health Care Fund
Prospectus [Line Items]
Risk/Return [Heading]	Health Care Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Lord Abbett International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Lord Abbett International Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Opportunities Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
Lord Abbett International Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of total return.
Lord Abbett Micro-Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Micro Cap Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
Lord Abbett Value Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Value Opportunities Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.